Employee benefit plans (Changes in Level 3 Plan Assets Measured At Fair Value) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,447,802	¥ 1,244,466
Actual return on plan assets	(94,669)	212,908
Balance at end of year	1,369,236	1,447,802	¥ 1,244,466
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	713,528	580,982
Actual return on plan assets	11,042	59,800
Balance at end of year	692,801	713,528	580,982
Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	362,109
Balance at end of year	373,403	362,109
Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	195,438
Balance at end of year	206,935	195,438
Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	143,789
Balance at end of year	128,472	143,789
Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	96,433
Balance at end of year	110,633	96,433
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	50,340	48,082	41,976
Actual return on plan assets	(964)	1,171	3,585
Purchases, sales and settlements	7,690	1,087	2,521
Balance at end of year	57,066	50,340	48,082
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	66,830
Balance at end of year	82,759	66,830
Level 3 | Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	233	322	441
Actual return on plan assets	1	2	2
Purchases, sales and settlements	(88)	(91)	(121)
Balance at end of year	¥ 146	¥ 233	322
Level 3 | Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year
Balance at end of year
Level 3 | Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 50,107	¥ 47,760	41,535
Actual return on plan assets	(965)	1,169	3,583
Purchases, sales and settlements	7,778	1,178	2,642
Balance at end of year	56,920	50,107	47,760
Level 3 | Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	66,830	47,866	40,607
Actual return on plan assets	1,987	4,699	791
Purchases, sales and settlements	18,476	7,698	1,987
Other	(4,534)	6,567	4,481
Balance at end of year	¥ 82,759	¥ 66,830	¥ 47,866